As filed with the Securities and Exchange Commission on May 16, 2017

Registration No. 02-35439
Investment Company Act File No. 811-01800

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement Under The Securities Act Of 1933	[ ]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 128	[X]

Registration Statement Under The Investment Company Act Of 1940

Amendment No. 128	[X]

U.S. GLOBAL INVESTORS FUNDS

Three Canal Plaza, Suite 600
Portland, Maine 04101

207-347-2000

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101

It is proposed that this filing will become effective
[X]	immediately upon filing pursuant to paragraph (b);
[ ]	on __________, pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on , pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2);
[ ]	on , pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 128 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 127 filed April 28, 2017, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on May 16, 2017.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Jessica Chase
Jessica Chase, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on May 16, 2017.

(a)	Chief Executive Officer

/s/ Jessica Chase
Jessica Chase
Chief Executive Officer

(b)	Chief Financial Officer

/s/ Karen Shaw
Karen Shaw
Chief Financial Officer

(c)	A majority of the Trustees

/s/ Stacey E. Hong
Stacey E. Hong, Trustee

John Y. Keffer, Trustee*
David Tucker, Trustee*
Mark Moyer, Trustee*
Jennifer Brown-Strabley, Trustee*

	*By:	/s/ Zachary R. Tackett
Zachary R. Tackett
As Attorney-in-fact under Power of Attorney Dated
December 9, 2015

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase